Fair Value Measurements (Significant Unobservable Inputs) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Recurring | US Corporate
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 821		$ 834
Recurring | Mortgage and asset-backed
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure			31
Recurring | Corporate - non-U.S.
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	34		236
Recurring | Other financial assets
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			259
Non-recurring | Financing receivables and loans held for sale
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	116
Non-recurring | Cost and equity method investments
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	122
Level 3 | Recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	3,859	$ 4,183	4,042	$ 4,175
Level 3 | Recurring | US Corporate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 821		834
Level 3 | Recurring | US Corporate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.40%	1.70%
Level 3 | Recurring | US Corporate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	22.90%	14.10%
Level 3 | Recurring | US Corporate | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.10%	8.60%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 23		31
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.40%	5.00%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	15.50%	12.00%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	11.90%	10.50%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 34		236
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%	6.50%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%	14.00%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%	7.50%
Level 3 | Recurring | Other financial assets
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 2,953		2,637
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure			259
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		6.1
Capitalization Rate		7.80%
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		15
Capitalization Rate		7.80%
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		9.9
Capitalization Rate		7.80%
Level 3 | Non-recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	375	$ 436
Assets Fair Value Disclosure Nonrecurring	$ 156		122
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.00%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	30.00%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.20%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach, Business Enterprise value
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 116
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.00%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	20.00%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	13.70%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure			$ 293
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		9.50%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		35.00%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		14.40%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Business Enterprise Value, Market Comparable
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 122